DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

10.     DISCONTINUED OPERATIONS

Vodafone Ukraine - on November 22, 2019, the Group entered into a sale agreement to dispose of Preludium B.V., 100% owner of PJSC “Vodafone Ukraine” and its subsidiaries, which carried out the Group’s operations in Ukraine and constituted “Ukraine” reporting segment. The disposal was completed on December 3, 2019, and the results of operations in Ukraine were reported as discontinued operations in the consolidated statements of profit or loss.

According to the terms of the sale agreement, an additional consideration based on the performance of the discontinued operations in Ukraine was receivable. The Group received the first part of the additional contingent consideration in the amount of RUB 1,234 million in March 2021. The Group recognized contingent consideration receivable of RUB 1,867 million as of December 31, 2021. In 2022 following uncertainty over the receipt of the consideration and economic volatility and sanctions in Russia as disclosed in Note 33, the Group created expected credit allowance for the total amount of receivable and its value decreased to nil.

The results of the discontinued operation in Ukraine, which have been included in the profit for the year, were as follows:

	For the year ended December 31,
	2022	2021	2020
Profit on disposal	—	—	2,101
Currency revaluation gain/(loss) on deferred consideration	—	—	154
Earn-out revaluation - fair value measurement	(1,867)	377	645
Earn-out revaluation - Currency revaluation gain/(loss)	—	93	(27)
Net (loss)/income attributable to discontinued operations	(1,867)	470	2,873

Cash flows from discontinued operation were presented as follows:

	For the year ended December 31,
	2021	2020
Net cash provided by investing activities	1,234	2,998

Nvision Group - In October 2020, the Group disposed to Sistema 100% share in JSC “Nvision Group”, which provided integration services, as well as the sales of software, and was included in “Other” reportable segment. The disposal was completed on October 30, 2020, the results of operations of “System Integrator” operating segment were reported as discontinued operations in the accompanying consolidated statements of profit or loss. The consolidated statements of financial position and consolidated statements of cash flows for all periods presented were not retrospectively restated on discontinued operations. Cash consideration in amount of RUB 369 million was settled in late 2020.

As of October 30, 2020, the carrying amounts of discontinued operation net assets and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	95
Intangible assets	245
Other non-current assets	220
Other current assets	2,912
Cash and cash equivalents	285
Non-current liabilities	(98)
Current liabilities	(3,281)
Accumulated other comprehensive loss	3

Total consideration	(369)
Satisfied by:
Cash and cash equivalents	(369)

Loss on disposal	11

Net cash inflow arising on disposal:	84
Cash consideration received	369
Less: cash and cash equivalents disposed of	(285)

NVision Czech Republic a.s. - In October 2022, the Group disposed of 100% in NVision Czech Republic a.s., which was included in “Other” reportable segment. The disposal was completed on October 24, 2022, and the results of operations of NVision Czech Republic a.s. were reported as discontinued operations in the accompanying consolidated statements of profit or loss for the years ended December 31, 2022, 2021 and 2020. The accompanying statements of financial position and statements of cash flows were not retrospectively restated. The fair value of consideration, receivable in five-year term, amounted to RUB 453 million, of which RUB 50 million were received in 2022.

As of October 24, 2022, the carrying amounts of discontinued operation net assets and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	225
Intangible assets	32
Other non-current assets	371
Other current assets	2,170
Cash and cash equivalents	80
Non-current liabilities	(103)
Current liabilities	(1,547)
Accumulated other comprehensive loss	794
Other	(202)

Less: Fair value of consideration	(453)

Loss on disposal	1,367

Net cash outflow arising on disposal:	(30)
Cash consideration received	50
Less: cash and cash equivalents disposed of	(80)

The results of the discontinued operations of Nvision Group and NVision Czech Republic a.s. were included in the (loss)/profit from discontinued operations in the consolidated statements of profit or loss as follows:

	For the year ended December 31,
	2022	2021	2020
	Nvision	Nvision	Nvision
	Czech	Czech	Czech	Nvision
	Republic a.s.	Republic a.s.	Republic a.s.	Group	Total
Revenue	6,004	6,482	5,096	10,051	15,147
Expenses	(5,802)	(6,117)	(4,845)	(11,293)	(16,138)
Profit/(Loss) before tax	202	365	251	(1,242)	(991)
Attributable tax income/(expense)	32	(43)	(72)	(1,003)	(1,075)
Profit/(Loss) for the period	234	322	179	(2,245)	(2,066)
Loss on disposal	(1,367)	—	—	(11)	(11)
Consideration revaluation - fair value measurement	4	—	—	—	—
Consideration revaluation - Currency revaluation gain/(loss)	78	—	—	—	—
Net (loss)/income attributable to discontinued operations	(1,051)	322	179	(2,256)	(2,077)

Cash flows from (used in) discontinued operation are presented as follows:

	For the year ended December 31,
	2022	2021	2020
	Nvision	Nvision	Nvision
	Czech	Czech	Czech	Nvision
	Republic	Republic	Republic	Group	Total
	a.s.	a.s.	a.s.
Net cash provided by/(used in) operating activities	61	(204)	73	(1,466)	(1,393)
Net cash provided by/(used in) investing activities	(69)	356	(81)	664	583
Net cash provided by/(used in) financing activities	31	(154)	(75)	748	673